12. FINANCIAL INSTRUMENTS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedged items [line items]
Movement	R$ 50,987	R$ (1,005,968)	R$ 1,410,896
Realization	(92,140)	(77,444)	(11,439)
Foreign Subsidiaries
Disclosure of detailed information about hedged items [line items]
Fair value of net investment hedge in foreign operations, beginning	(57,804)	20,148
Movement	39,893	(77,952)
Realization
Fair value of net investment hedge in foreign operations, ending	(17,911)	(57,804)	20,148
Foreign Subsidiaries | Net investment hedge accounting
Disclosure of detailed information about hedged items [line items]
Fair value of net investment hedge in foreign operations, beginning	(57,804)	20,148
Movement	39,893	(77,952)
Realization
Fair value of net investment hedge in foreign operations, ending	R$ (17,911)	R$ (57,804)	R$ 20,148